Note 11 - Fair Value Measurements (Details) - Carrying Value and Estimated Fair Value of Debt (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Jun. 07, 2013
Note 11 - Fair Value Measurements (Details) - Carrying Value and Estimated Fair Value of Debt [Line Items]
Debt Carrying Value	$ 1,415.9	$ 751.3
Debt Fair Value	1,387.6	752.6
First Lien Term Loan [Member]
Note 11 - Fair Value Measurements (Details) - Carrying Value and Estimated Fair Value of Debt [Line Items]
Debt Carrying Value	743.7	751.3	805.0
Debt Fair Value	728.8	752.6
USD Incremental Loans [Member]
Note 11 - Fair Value Measurements (Details) - Carrying Value and Estimated Fair Value of Debt [Line Items]
Debt Carrying Value	294.9
Debt Fair Value	289.0
Tranche B Term Loan [Member]
Note 11 - Fair Value Measurements (Details) - Carrying Value and Estimated Fair Value of Debt [Line Items]
Debt Carrying Value	129.0
Debt Fair Value	126.5
Euro Tranche Term Loans [Member]
Note 11 - Fair Value Measurements (Details) - Carrying Value and Estimated Fair Value of Debt [Line Items]
Debt Carrying Value	246.2
Debt Fair Value	241.3
Other Debt [Member]
Note 11 - Fair Value Measurements (Details) - Carrying Value and Estimated Fair Value of Debt [Line Items]
Debt Carrying Value	2.1
Debt Fair Value	$ 2.0